PROPERTY PLANT AND EQUIPMENT - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2018 ZAR (R) R / kg	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016
Impairment of property, plant and equipment [abstract]
Gold price | R / kg	550,411
Percentage of escalation of recoverable amount	5.80%
Weighted average cost of capital	11.20%
Percentage decrease in gold production	4.10%
Depreciation of mine plant facilities and equipment [abstract]
Ergo leases temporary power generation equipment	R 1,452.7	R 1,497.6
Effective interest rate	17.90%
Option to acquire lease equipment at the end of the term	R 9.9
Bottom of Range [member]
Impairment of property, plant and equipment [abstract]
Change in discount rate	11.20%
Top of range [member]
Impairment of property, plant and equipment [abstract]
Change in discount rate	21.40%
Ergo leases temporary power generation equipment [Member]
Depreciation of mine plant facilities and equipment [abstract]
Ergo leases temporary power generation equipment	R 13.6	16.8
Finance lease with an outstanding balance	14.0	16.8
Option to acquire lease equipment at the end of the term	9.9
Ergo leases temporary power generation equipment [Member] | 2019 [member]
Depreciation of mine plant facilities and equipment [abstract]
The finance lease installments	3.2
Interest payable installments	2.0
Ergo leases temporary power generation equipment [Member] | 2020 [member]
Depreciation of mine plant facilities and equipment [abstract]
The finance lease installments	10.8
Interest payable installments	0.4
Mine property and development Member [Member]
Depreciation of mine plant facilities and equipment [abstract]
Ergo leases temporary power generation equipment	R 511.0	R 523.1
Mine property and development Member [Member] | Bottom of Range [member]
Depreciation of mine plant facilities and equipment [abstract]
Useful lives	4 years	2 years	6 years
Mine property and development Member [Member] | Top of range [member]
Depreciation of mine plant facilities and equipment [abstract]
Useful lives	12	12 years	10 years